Basis of presentation (Details Narrative)	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Multiemployer Plan [Line Items]
Loss on disposal of a business, net of tax on disposal	$ (15,026,000)		$ (0)	$ (0)
Arago Group
Multiemployer Plan [Line Items]
Proceeds from divestiture of business	26,827,022	€ 25,527,955
Accumulated translation adjustment loss	1,156,401		$ 1,245,896
Loss on disposal of a business, net of tax on disposal	$ (15,026,000)